Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Measurements [Abstract]
Schedule Of Financial Assets And Liabilities Measured At Fair Value On Recurring Basis

The following table presents our financial assets and liabilities that we measured at fair value on a recurring basis by level within the fair value hierarchy as of December 31, 2015 and 2014:

	As of December 31, 2015
	Total	Level 1	Level 2	Level 3
Assets
Derivative assets	$18,965	$—	$18,965	$—

Liabilities
Derivative liabilities	21	—	21	—

	As of December 31, 2014
	Total	Level 1	Level 2	Level 3
Assets
Derivative assets	$24,549	$—	$24,549	$—

Liabilities
Derivative liabilities	2,208	—	2,208	—

Fair Value Of Flight Equipment As Of The Measurement Date, The Valuation Technique And The Related Unobservable Inputs

For flight equipment held for operating leases that we measured at fair value on a non-recurring basis during the year ended December 31, 2015, the following table presents the fair value of such flight equipment as of the measurement date, the valuation technique and the related unobservable inputs:

	Fair value	Valuation technique	Unobservable input	Range (Weighted average)
Flight equipment held for operating leases	$43.1 million	Income approach	Discount rate	0% - 10% (4.4%)
			Remaining holding period	0 - 1 (1) year
			Present value of non-contractual cash flows	0% - 100% (66%)

Carrying Amounts And Fair Values Of Financial Instruments

The carrying amounts and fair values of our most significant financial instruments as of December 31, 2015 and 2014 were as follows:

	As of December 31, 2015
	Carrying value	Fair value	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	$2,403,098	$2,403,098	$2,403,098	$—	$—
Restricted cash	419,447	419,447	419,447	—	—
Derivative assets	18,965	18,965	—	18,965	—
Notes receivables	116,197	116,197	—	116,197	—
	$2,957,707	$2,957,707	$2,822,545	$135,162	$—
Liabilities
Debt	$29,806,843	$29,915,965	$—	$29,915,965	$—
Derivative liabilities	21	21	—	21	—
Guarantees	47,380	46,827	—	—	46,827
	$29,854,244	$29,962,813	$—	$29,915,986	$46,827

	As of December 31, 2014
	Carrying value	Fair value	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	$1,490,369	$1,490,369	$1,490,369	$—	$—
Restricted cash	717,388	717,388	717,388	—	—
Derivative assets	24,549	24,549	—	24,549	—
Notes receivables	135,154	135,154	—	135,154	—
	$2,367,460	$2,367,460	$2,207,757	$159,703	$—
Liabilities
Debt	$30,402,392	$30,384,868	$—	$30,384,868	$—
Derivative liabilities	2,208	2,208	—	2,208	—
Guarantees	133,500	131,814	—	—	131,814
	$30,538,100	$30,518,890	$—	$30,387,076	$131,814